Decommissioning Liability	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability
DECOMMISSIONING LIABILITY

($ millions)	2019	2018
Decommissioning liability, beginning of year	1,230.7	1,344.2
Liabilities incurred	30.7	38.6
Liabilities acquired through capital acquisitions	0.7	0.4
Liabilities disposed through capital dispositions	(223.6)	(68.3)
Liabilities settled	(28.7)	(25.3)
Revaluation of acquired decommissioning liabilities (1)	0.9	0.6
Change in estimated future costs	6.2	(79.9)
Change in discount rate	115.3	(20.2)
Accretion expense	23.5	30.6
Reclassified as liabilities associated with assets held for sale	(7.9)	—
Foreign exchange	(3.8)	10.0
Decommissioning liability, end of year	1,144.0	1,230.7
Expected to be incurred within one year	35.0	26.9
Expected to be incurred beyond one year	1,109.0	1,203.8

(1)
These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.

Upon retirement of its oil and gas assets, the Company anticipates substantial costs associated with decommissioning. The total future decommissioning liability was estimated by management based on the Company’s net ownership in all wells and facilities. This includes all estimated costs to reclaim and abandon the wells and facilities and the estimated timing of the costs to be incurred in future periods. The Company has estimated the net present value of its total decommissioning liability to be $1.14 billion at December 31, 2019 (December 31, 2018 - $1.23 billion) based on total estimated undiscounted and uninflated cash flows to settle the obligation of $1.09 billion (December 31, 2018 - $1.29 billion). These obligations are expected to be settled through 2053, with the majority expected after 2036. The estimated cash flows have been discounted using a risk free rate of approximately 1.75 percent and an inflation rate of 2 percent (December 31, 2018 - approximately 2.25 percent and 2 percent, respectively).